Related Party Transactions (Details) - JPY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Required percentage of votes needed to elect corporate auditor	33.00%		33.00%
Kouji Eguchi
Related Party Transaction [Line Items]
Balance due from related party				¥ 8,266
Interest income from related party				¥ 189
Kouji Eguchi | Class A Common
Related Party Transaction [Line Items]
Ownership percentage			39.09%	48.04%
Kabushiki Kaisha No Track
Related Party Transaction [Line Items]
Accrued expenses due to related party	¥ 55		¥ 110	¥ 110
Consulting fees paid to related party	300	¥ 300	600	600
Kabushiki Kaisha LTW
Related Party Transaction [Line Items]
Accrued expenses due to related party			110	110
Consulting fees paid to related party	¥ 1,200	600	¥ 1,200	¥ 1,200
Corporate auditor
Related Party Transaction [Line Items]
Ownership percentage	0.36%		0.36%	0.44%
Aoyama Consulting Group Co., Ltd.
Related Party Transaction [Line Items]
Accrued expenses due to related party			¥ 110	¥ 110
Consulting fees paid to related party	¥ 600	¥ 600	¥ 1,200	¥ 1,200
Common stock | Tomoya Ogawa
Related Party Transaction [Line Items]
Ownership percentage	0.58%		0.59%